NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
NATURE OF OPERATIONS AND GOING CONCERN
Net loss	$ (73,285)	$ (55,983)
Cash outflows from operating activities	(51,953)	(39,515)
Accumulated deficit	$ (293,872)	$ (220,587)